Revenue Recognition Revenue Recognition (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Inventory Costs in Excess of Average Cost Per Unit	$ 0				$ 438				$ 0	$ 438
Capitalized Contract Cost, Gross												$ 700
Previously Recognized Customer Funding to Contract Liability												850
Revenues	18,044	$ 16,510	$ 16,705	$ 15,242	15,680	$ 15,062	$ 15,280	$ 13,815	66,501	59,837	$ 57,244
Research and development									2,462	2,427	2,376
Selling, general and administrative									7,066	6,429	5,958
Total costs and expenses									59,513	53,057	49,805
Other Income									1,565	1,358	782
Operating profit									8,553	8,138	8,221
Non-service pension cost (benefit)									(765)	(534)	49
Interest Expense, net									1,038	909	1,039
Income from continuing operations before income taxes									8,280	7,763	7,133
Income tax expense									2,626	2,843	1,697
Net income from continuing operations									5,654	4,920	5,436
Less: Noncontrolling interest in subsidiaries' earnings from continuing operations									385	368	371
Net income attributable to common shareowners	686	$ 1,238	$ 2,048	$ 1,297	397	$ 1,330	$ 1,439	$ 1,386	5,269	4,552	5,055
Accounts receivable, net	14,271				12,595				14,271	12,595
Contract with Customer, Asset, Net, Current	3,486				0				3,486	0
Inventories and contracts in progress, net	10,083				9,881				10,083	9,881
Other assets, current	1,511				1,397				1,511	1,397
Future income tax benefits	1,646				1,723				1,646	1,723
Intangible assets, net	26,424				15,883				26,424	15,883
Other assets	7,206				5,988				7,206	5,988
Accrued liabilities	10,223				12,316				10,223	12,316
Contract with Customer, Liability, Current	5,720				0				5,720	0
Other long-term liabilities	16,914				12,952				16,914	12,952
Noncontrolling interest	2,164				1,811				2,164	1,811
Capitalized Contract Cost, Net	914								914
Retained earnings	57,823				$ 55,242				57,823	55,242
Contract with Customer, Asset, Net, Noncurrent	1,142								1,142
Contract with Customer, Asset, Net	4,628								4,628			3,609
Contract with Customer, Liability, Noncurrent	5,069								5,069
Contract with Customer, Liability	10,789								10,789			9,974
Contract with Customer, Net	(6,161)								(6,161)
Contract with Customer, Asset, Change									1,019
Contract with Customer, Asset, Increase (Decrease) for Contract Acquired in Business Combination									308
Contract with Customer, Liability, Change									(815)
Contract with Customer, Liability, Increase (Decrease) for Contract Acquired in Business Combination									313
Contract with Customer, Liability, Revenue Recognized									4,211
Revenue, Remaining Performance Obligation, Amount	$ 115,000								$ 115,000
Revenue, Remaining Performance Obligations, to be recognized within 24 months	46.00%								46.00%
Product [Member]
Revenues									$ 45,434	41,361	40,735
Cost of Goods and Services Sold									36,754	31,224	30,304
Service [Member]
Revenues									21,067	18,476	16,509
Cost of Goods and Services Sold									13,231	$ 12,977	$ 11,167
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Satisfied Portion of the Performance Obligation of CIP												220
Inventory Costs in Excess of Average Cost Per Unit												438
Revenues									552
Research and development									(87)
Selling, general and administrative									0
Total costs and expenses									349
Other Income									(8)
Operating profit									195
Non-service pension cost (benefit)									0
Interest Expense, net									0
Income from continuing operations before income taxes									195
Income tax expense									49
Net income from continuing operations									146
Less: Noncontrolling interest in subsidiaries' earnings from continuing operations									5
Net income attributable to common shareowners									141
Accounts receivable, net	$ (1,365)								(1,365)
Contract with Customer, Asset, Net, Current	(2,086)								(2,086)
Inventories and contracts in progress, net	3,155								3,155
Other assets, current	(8)								(8)
Future income tax benefits	32								32
Intangible assets, net	(71)								(71)
Other assets	1,150								1,150
Accrued liabilities	(5,299)								(5,299)
Contract with Customer, Liability, Current	5,375								5,375
Other long-term liabilities	1,073								1,073
Noncontrolling interest	6								6
Retained earnings	(339)								(339)			$ 480
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Product [Member]
Revenues									306
Cost of Goods and Services Sold									273
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Service [Member]
Revenues									246
Cost of Goods and Services Sold									163
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Revenues									65,949
Research and development									2,549
Selling, general and administrative									7,066
Total costs and expenses									59,164
Other Income									1,573
Operating profit									8,358
Non-service pension cost (benefit)									(765)
Interest Expense, net									1,038
Income from continuing operations before income taxes									8,085
Income tax expense									2,577
Net income from continuing operations									5,508
Less: Noncontrolling interest in subsidiaries' earnings from continuing operations									380
Net income attributable to common shareowners									5,128
Accounts receivable, net	15,636								15,636
Contract with Customer, Asset, Net, Current	12,169								12,169
Inventories and contracts in progress, net	331								331
Other assets, current	1,519								1,519
Future income tax benefits	1,614								1,614
Intangible assets, net	26,495								26,495
Other assets	6,056								6,056
Accrued liabilities	15,522								15,522
Contract with Customer, Liability, Current	345								345
Other long-term liabilities	15,841								15,841
Noncontrolling interest	2,158								2,158
Retained earnings	$ 58,162								58,162
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Product [Member]
Revenues									45,128
Cost of Goods and Services Sold									36,481
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Service [Member]
Revenues									20,821
Cost of Goods and Services Sold									$ 13,068